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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2000
                                                 -------------------

Check here if Amendment [    ]; Amendment Number: __________
     This Amendment (Check only one.):   [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Partners Fund, L.P.*
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Address:  Two Copley Place
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          Boston, MA  02116
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Form 13F File Number:   28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michele May
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Title:    Vice President of Brookside Capital Investors, Inc., the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P.
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Phone:    (617) 572-3000
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Signature, Place, and Date of Signing:

/s/ Michelle May                        Boston, MA             11/13/00
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*The report on Form 13F for the period ended September 30, 2000 for Brookside
Capital Partners Fund, L.P. (the "Fund") is being filed by Brookside Capital Investors, Inc., the general partner of Brookside Capital Investors, L.P., which is the general partner of the Fund. Brookside Capital Investors, Inc. is wholly owned by W. Mitt Romney.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name
     28-                      Brookside Capital Investors, L.P.
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     28-                      Brookside Capital Investors, Inc.
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